Equity-accounted investee (Associate financial position) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	$ 1,143,674,000	$ 1,247,447,000	$ 918,382,000
Non-current assets	5,311,157,000	5,376,192,000
Current liabilities	(560,841,000)	(413,743,000)
Non-current liabilities	(2,235,887,000)	(2,258,033,000)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	14,950,000	12,893,000
Other current assets	373,868,000	301,589,000
Non-current assets	334,954,000	328,469,000
Current liabilities	(34,606,000)	(32,774,000)
Non-current liabilities	(37,644,000)	(38,635,000)
Net assets	$ 651,522,000	$ 571,542,000	$ 440,565,000